UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ranger Investment Management, L.P.

Address:   2828 N. Harwood Street
           Suite 1600
           Dallas, Texas 75201


Form 13F File Number: 028-11311


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nim Hacker
Title:  General Counsel
Phone:  (214) 871-5208

Signature,  Place,  and  Date  of  Signing:

/s/ Nim Hacker                     Dallas, Texas                      4/16/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             108

Form 13F Information Table Value Total:  $    1,817,901
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
AVG Technologies NV            COM            n07831105    21464  1541972 SH       SOLE                1163101      0 378871
Acacia Research                COM            003881307      900    29843 SH       SOLE                      0      0  29843
Advisory Board                 COM            00762W107    60767  1157025 SH       SOLE                 883491      0 273534
Affiliated Managers Grp Inc    COM            008252108     6788    44204 SH       SOLE                   3777      0  40427
Air Methods Corp               COM            009128307    64406  1335107 SH       SOLE                1014117      0 320990
Akorn Inc                      COM            009728106    41242  2982074 SH       SOLE                2310604      0 671470
Annies Inc                     COM            03600t104    16368   427822 SH       SOLE                 322467      0 105355
Applied Micro Circuits         COM            03822W406    24638  3320528 SH       SOLE                2522926      0 797602
Approach Resources Inc         COM            03834a103    29572  1201623 SH       SOLE                 884416      0 317207
Arm Holdings Plc               COM            042068106      337     7949 SH       SOLE                   7949      0      0
Aruba Networks Inc             COM            043176106      212     8581 SH       SOLE                   8581      0      0
Asbury Automotive Group Inc    COM            043436104    32174   876908 SH       SOLE                 667449      0 209459
AthenaHealth Inc               COM            04685w103    41209   424657 SH       SOLE                 328797      0  95860
BE Aerospace Inc               COM            073302101     2856    47374 SH       SOLE                   7834      0  39540
Bank of the Ozarks             COM            063904106    33544   756354 SH       SOLE                 604219      0 152135
Beacon Roofing Supply Inc      COM            073685109    32969   852782 SH       SOLE                 651602      0 201180
Buffalo Wild Wings Inc         COM            119848109    17651   201633 SH       SOLE                 151823      0  49810
Callon Petroleum Co            COM            13123x102     5828  1575188 SH       SOLE                1258198      0 316990
Cameron International Corp     COM            13342B105      546     8380 SH       SOLE                      0      0   8380
Cantel Medical Corp            COM            138098108     2868    95422 SH       SOLE                  76068      0  19354
Catamaran Corp                 COM            148887102    13460   253812 SH       SOLE                  32387      0 221425
Centene Corp                   COM            15135b101    28892   656035 SH       SOLE                 495525      0 160510
Cerner Corp                    COM            156782104     6436    67936 SH       SOLE                  11051      0  56885
Chart Industries Inc           COM            16115q308    21597   269932 SH       SOLE                 204097      0  65835
Church & Dwight                COM            171340102     2475    38298 SH       SOLE                   9530      0  28768
Citrix Systems                 COM            177376100     1380    19121 SH       SOLE                   3392      0  15729
Coinstar Inc                   COM            19259P300    21715   371702 SH       SOLE                 280002      0  91700
Comerica Inc.                  COM            200340107     7276   202381 SH       SOLE                  29293      0 173088
D.R. Horton                    COM            23331A109     1734    71346 SH       SOLE                  12146      0  59200
Davita Inc                     COM            23918K108      370     3119 SH       SOLE                   3119      0      0
Deckers Outdoor                COM            243537107    16695   299780 SH       SOLE                 238247      0  61533
Dril-Quip Inc.                 COM            262037104     3546    40677 SH       SOLE                   8670      0  32007
East West Bancorp              COM            27579R104     6977   271808 SH       SOLE                  29035      0 242773
Enersys                        COM            29275y102    31422   689372 SH       SOLE                 532342      0 157030
Equinix Inc                    COM            29444U502     4949    22878 SH       SOLE                   4226      0  18652
Express Inc                    COM            30219e103    16087   903267 SH       SOLE                 721597      0 181670
F5 Networks Inc                COM            315616102      227     2544 SH       SOLE                   2544      0      0
Foot Locker                    COM            344849104     2952    86208 SH       SOLE                  12505      0  73703
Fortinet Inc                   COM            34959e109     6784   286471 SH       SOLE                  28519      0 257952
Francescas Holdings Corp       COM            351793104    18533   645300 SH       SOLE                 476969      0 168331
Gap Stores                     COM            364760108     3850   108762 SH       SOLE                  16429      0  92333
Gentex Corp                    COM            371901109     1263    63140 SH       SOLE                      0      0  63140
Group 1 Automotive             COM            398905109    24974   415747 SH       SOLE                 313167      0 102580
Gulfport Energy Corp           COM            402635304    51137  1115789 SH       SOLE                 853909      0 261880
HMS Holdings Corp              COM            40425j101    28784  1060168 SH       SOLE                 731305      0 328863
Haemonetics Corp.              COM            405024100      186     4456 SH       SOLE                   4456      0      0
Healthcare Svc Group Inc       COM            421906108    43612  1701594 SH       SOLE                1293604      0 407990
Hilltop Holdings Inc           COM            432748101    22024  1632595 SH       SOLE                1304445      0 328150
Home Bancshares Inc            COM            436893200    24584   652626 SH       SOLE                 521422      0 131204
Hub Group Inc                  COM            443320106    20776   540202 SH       SOLE                 407582      0 132620
Hunt(J.B.) Transport Serv Inc. COM            445658107      245     3292 SH       SOLE                   3292      0      0
INPHI Corp                     COM            45772f107    16960  1622981 SH       SOLE                1222681      0 400300
IXIA                           COM            45071r109    16923   782006 SH       SOLE                 589096      0 192910
Informatica Corp               COM            45666Q102     3089    89603 SH       SOLE                  17211      0  72392
Inter Parfums Inc              COM            458334109    18743   767198 SH       SOLE                 578158      0 189040
Invensense Inc                 COM            46123d205    15643  1464693 SH       SOLE                1111013      0 353680
Jazz Pharmaceuticals PLC       COM            g50871105     2169    38789 SH       SOLE                   6669      0  32120
Joy Global Inc                 COM            481165108     1555    26134 SH       SOLE                      0      0  26134
Kraton Performance Polymers    COM            50077c106    28485  1217299 SH       SOLE                 972454      0 244845
LKQ Corp                       COM            501889208     4776   219483 SH       SOLE                  21187      0 198296

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
Lazard Ltd                     COM            g54050102     1539    45104 SH       SOLE                   7704      0  37400
Liveperson Inc                 COM            538146101    29449  2168584 SH       SOLE                1740957      0 427627
Magnum Hunter Resources Wts    COM            55973g119        1    10091 SH       SOLE                  10091      0      0
Marketaxess Holdings Inc       COM            57060d108    15757   422448 SH       SOLE                 318218      0 104230
Maximus, Inc.                  COM            577933104    33800   422655 SH       SOLE                 319395      0 103260
Medidata Solutions Inc         COM            58471a105    45699   788184 SH       SOLE                 614784      0 173400
Meritage Homes Coro            COM            59001a102    36054   769390 SH       SOLE                 619920      0 149470
Michael Kors Holdings Ltd      COM            g60754101     4758    83789 SH       SOLE                  22392      0  61397
Nordstrom Inc                  COM            655664100     2791    50529 SH       SOLE                   5189      0  45340
Oceaneering Int'l              COM            675232102     1258    18937 SH       SOLE                   3137      0  15800
PAREXEL International          COM            699462107    37194   940678 SH       SOLE                 751488      0 189190
Pacific Drilling SA Luxembourg COM            l7257p106    21600  2138640 SH       SOLE                1708473      0 430167
Panera Bread Co.               COM            69840W108     1353     8190 SH       SOLE                   2170      0   6020
Perrigo Co.                    COM            714290103     3583    30179 SH       SOLE                   3234      0  26945
Pier 1 Imports                 COM            720279108    44229  1922988 SH       SOLE                1431937      0 491051
Pioneer Natural Resources      COM            723787107     5560    44749 SH       SOLE                   7667      0  37082
Polaris Industries             COM            731068102     6299    68100 SH       SOLE                  14079      0  54021
Prestige Brands Holdings Inc   COM            74112d101    27914  1086585 SH       SOLE                 868095      0 218490
Private Bancorp Inc            COM            742962103    48938  2590705 SH       SOLE                1861998      0 728707
Procera Networks Inc           COM            74269u203    14150  1190054 SH       SOLE                 950663      0 239391
QLIK Technologies              COM            74733t105    28699  1111080 SH       SOLE                 849485      0 261595
Rackspace Hosting Inc          COM            750086100      203     4025 SH       SOLE                   4025      0      0
Red Robin Gourmet Burgers      COM            75689m101    16065   352299 SH       SOLE                 281434      0  70865
Rockwood Holdings Inc          COM            774415103     3454    52787 SH       SOLE                   5721      0  47066
Roper Industries               COM            776696106     4445    34914 SH       SOLE                   3177      0  31737
Rosetta Resources Inc          COM            777779307     1144    24035 SH       SOLE                   4025      0  20010
Ross Stores                    COM            778296103      301     4973 SH       SOLE                   4973      0      0
SPS Commerce Inc               COM            78463m107    27886   653537 SH       SOLE                 496614      0 156923
SVB Financial Group            COM            78486Q101    29574   416891 SH       SOLE                 318706      0  98185
Signature Bank                 COM            82669g104    29580   375576 SH       SOLE                 282821      0  92755
Skyworks Solutions, Inc.       COM            83088M102      240    10910 SH       SOLE                  10910      0      0
Sonic Corp                     COM            835451105    18181  1411567 SH       SOLE                1127617      0 283950
Sourcefire Inc                 COM            83616t108    18208   307408 SH       SOLE                 231558      0  75850
Stericycle Inc                 COM            858912108      473     4456 SH       SOLE                   4456      0      0
Steven Madden Ltd              COM            556269108    21150   489252 SH       SOLE                 368580      0 120672
Stratasys Ltd                  COM            M85548101      211     2845 SH       SOLE                   2845      0      0
Superior Energy Services Inc   COM            868157108     1700    65456 SH       SOLE                      0      0  65456
Synchronoss Tech Inc           COM            87157b103    57356  1848396 SH       SOLE                1371926      0 476470
Texas Capital Bancshares       COM            88224q107    22590   558476 SH       SOLE                 410186      0 148290
Towers Watson & Co             COM            891894107      204     2949 SH       SOLE                   2949      0      0
Treehouse Foods Inc            COM            89469a104    30732   471711 SH       SOLE                 320095      0 151616
Triumph Group, Inc.            COM            896818101    53514   681703 SH       SOLE                 449068      0 232635
Verisign Inc                   COM            92343E102     1531    32383 SH       SOLE                      0      0  32383
Vocera Communications Inc      COM            92857f107    20642   897457 SH       SOLE                 666927      0 230530
Wabtec                         COM            929740108    66201   648327 SH       SOLE                 436298      0 212029
Whole Foods Market             COM            966837106      534     6150 SH       SOLE                      0      0   6150
Williams-Sonoma Inc.           COM            969904101      366     7101 SH       SOLE                   7101      0      0
Zions Bancorp                  COM            989701107     1167    46711 SH       SOLE                  46711      0      0